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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Mar 31, 2013

Check here if Amendment [_]; Amendment Number:_________
   This Amendment (Check only one.):  [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TB Alternative Assets Ltd.
Address:  190 Elgin Avenue, George Town
          Grand Cayman KY1-9005
          Cayman Islands

Form 13F File Number: 28-13681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Shujun Li
Title:    Director
Phone:    (852) 3727-0300

Signature, Place, and Date of Signing:

 /s/Shujun Li                      Hong Kong                Apr 18, 2013
 ------------------------  -------------------------  ------------------------
       [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                         ------------------------

Form 13F Information Table Entry Total:             13
                                         ------------------------

Form 13F Information Table Value Total:          $131,814
                                         ------------------------
                                               (thousands)

List of Other Included Managers:

None.

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                          FORM 13F INFORMATION TABLE

COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------                  --------- --------- -------- ------------------ ---------- -------- ---------------------
                          TITLE OF             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER             CLASS      CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------            --------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----

FOCUS MEDIA HLDG LTD      SPON ADR  34415V109   31,424 1,172,085 SH        DEFINED            1,172,085

PECFECT WORLD CO          SPON ADR
                           REP B    71372U104    2,168   200,000 SH        DEFINED              200,000

VISIONCHINA MEDIA INC     SPON ADR
                            NEW     92833U202      314    89,357 SH        DEFINED               89,357

QIHOO 360 TECHNOLOGY CO
  LTD                       ADS     74734M109   33,417 1,127,800 SH        DEFINED            1,127,800

E-COMMERCE CHINA          SPN ADS
  DANGDANG IN              COM A    26833A105       42    10,000 SH        DEFINED               10,000

CTRIP.COM INTERNATIONAL   AMERICAN
                          DEP SHS   22943F100   10,700   500,460 SH        DEFINED              500,460

NEW ORIENTAL ED & TECH
  GRP I                   SPON ADR  647581107   46,618 2,589,900 SH        DEFINED            2,589,900

HOME INNS & HOTELS MGMT
  INC                     SPON ADR  43713W107      319    10,718 SH        DEFINED               10,718

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
COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------                  --------- --------- -------- ------------------ ---------- -------- ---------------------
                          TITLE OF             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER             CLASS      CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------            --------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----

CHINA LODGING GROUP       SPON ADR  16949N109      719    43,700 SH        DEFINED               43,700

CHINDEX INTERNATIONAL INC   COM     169467107    4,553   331,370 SH        DEFINED              331,370

MINDRAY MEDICAL INTL LTD  SPON ADR  602675100      999    25,000 SH        DEFINED               25,000

SOHU COM INC                COM     83408W103      496    10,000 SH        DEFINED               10,000

E HOUSE CHINA HLDGS LTD     ADR     26852W103       47    10,000 SH        DEFINED               10,000